CONVERTIBLE NOTES - Series Pre-A Note (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 28, 2022 shares	Nov. 29, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 29, 2021 CNY (¥)
EXCHANGEABLE NOTES
Term of the debt instrument		1 year
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk				$ 4,448	$ 13,162	$ 1,065
Changes in fair values of convertible notes due to the instrument-specific credit risk				$ 1,670	$ 33	$ (132)
Series Pre-A Note
EXCHANGEABLE NOTES
Term of the debt instrument		1 year
Aggregate principal amount of loan		$ 23,445					¥ 150,000
Interest rate		8.00%					8.00%
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk | ¥			¥ 0
Conversion of shares | shares	5,332,827